STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

17.  STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiaries, VIE and VIE’s subsidiaries located in the PRC, being foreign invested enterprises established in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in China at each year-end); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of our subsidiaries, our affiliated PRC entities and their respective subsidiaries. The Company’s subsidiary, VIE and VIE’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. As of December 31, 2019, 2020 and 2021, none of the Company’s PRC subsidiary and VIE has a general reserve that reached 50% of their registered capital threshold and therefore they will continue to allocate at least 10% of their after tax profits to the general reserve fund.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the Board of Directors of each of the Company’s subsidiaries.

The appropriation to these reserves by the Company’s PRC subsidiary, VIE and VIE’s subsidiaries were all $nil for the years ended December 31, 2019, 2020 and 2021.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC subsidiary, VIE and VIE’s subsidiaries.

17.  STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

The aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiary, VIE and VIE’s subsidiaries in the Company not available for distribution were $724,123, $1,439,369 and $268,195 as of December 31, 2019, 2020 and 2021, respectively, including $724,123, $1,439,369 and $268,195 of net restricted assets recorded under VIE and VIE’s subsidiaries in the Company.